Exploration and evaluation ("E&E") expenditures - Disclosure of exploration and evaluation expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Expenditures Disclosure [Abstract]
Contractors and consulting	$ (251)	$ (326)
Drilling and assays	(1,492)	(603)
Field supplies and camp costs	(31)	(109)
Crop compensation, community and permitting	(224)	(368)
Other	(11)	(5)
Total E&E expenditures	$ (2,009)	$ (1,411)